Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0000787441
MainStay Large Cap Growth Fund (Prospectus Summary) | MainStay Large Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MainStay Large Cap Growth Fund
Supplement Text	ck0000787441_SupplementTextBlock

THE MAINSTAY GROUP OF FUNDS

MainStay Large Cap Growth Fund

Supplement dated December 18, 2013 to the

Class R6 Summary Prospectus and Prospectus, dated June 17, 2013, as supplemented

Effective January 15, 2014, the MainStay Large Cap Growth Fund (the “Fund”) will be available for purchase by new investors subject to applicable investment minimums and eligibility requirements. All references to the Fund being closed to new investors will be deleted as of that date.

Supplement Closing	ck0000787441_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.